CONSOLIDATED STATEMENTS OF CHANGES IN EQUITIES - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Common shares, beginning of period	$ 3,035.2	$ 3,036.5
Common share issuance	109.3	0.3
Shares issued for exercise of options and vested PSUs	0.0	0.3
Reversal of deferred tax recovery	0.0	(1.9)
Common shares, end of period	3,144.5	3,035.2
Contributed surplus, beginning of period	105.0	103.2
Exercise of options and vested PSUs	0.0	(0.3)
Equity settled share-based payments	0.7	2.1
Contributed surplus, ending of period	105.7	105.0
Other reserves, beginning of period	6.1
(Loss) gain on revaluation of gold stream obligation (net of tax)	(19.7)	45.0
Other reserves, ending of period	(13.6)	6.1
Deficit, beginning of period	(2,201.8)	(961.3)
Net loss	(73.5)	(1,240.5)
Deficit, ending of period	(2,275.3)	(2,201.8)
Total equity	$ 961.3	$ 944.5